UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
 REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-07388

The Value Line Emerging Opportunities Fund, Inc.
(Exact name of registrant as specified in charter)

220 East 42nd Street, New York, NY 10017

Mitchell E. Appel
(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-907-1500

Date of fiscal year end: March 31

Date of reporting period: December 31, 2009

Item 1: Schedule of Investments.
A copy of Schedule of Investments for the period ended 12/31/09 is included with this Form.

Value Line Emerging Opportunities Fund, Inc.

Schedule of Investments (unaudited)	December 31, 2009

Shares		Value

COMMON STOCKS (92.8%)

	CONSUMER DISCRETIONARY (11.2%)
113,000	Aeropostale, Inc. *	$3,847,650
26,400	Arbitron, Inc.	618,288
27,000	Bally Technologies, Inc. *	1,114,830
63,000	Brink’s Home Security Holdings, Inc. *	2,056,320
123,500	Buckle, Inc. (The)	3,616,080
12,200	Chipotle Mexican Grill, Inc. Class A *	1,075,552
72,000	Ctrip.com International Ltd. ADR *	5,173,920
18,000	DeVry, Inc.	1,021,140
136,000	Guess?, Inc.	5,752,800
48,500	ITT Educational Services, Inc. *	4,654,060
13,000	John Wiley & Sons, Inc. Class A	544,440
200,000	LKQ Corp. *	3,918,000
49,000	Marvel Entertainment, Inc. *	2,649,920
15,700	Matthews International Corp. Class A	556,251
45,400	O’Reilly Automotive, Inc. *	1,730,648
20,000	Penn National Gaming, Inc. *	543,600
18,000	PetMed Express, Inc.	317,340
66,000	Phillips-Van Heusen Corp.	2,684,880
19,000	Strayer Education, Inc.	4,037,310
12,000	Tupperware Brands Corp.	558,840
77,000	Warnaco Group, Inc. (The) *	3,248,630
90,000	WMS Industries, Inc. *	3,600,000
91,750	Wolverine World Wide, Inc.	2,497,435
		55,817,934

	CONSUMER STAPLES (5.0%)
64,025	Central European Distribution Corp. *	1,818,950
35,500	Chattem, Inc. *	3,312,150
71,000	Church & Dwight Co., Inc.	4,291,950
175,800	Flowers Foods, Inc.	4,177,008
92,000	Green Mountain Coffee Roasters, Inc. *	7,495,240
68,000	Hansen Natural Corp. *	2,611,200
52,000	Ruddick Corp.	1,337,960
		25,044,458

	ENERGY (5.0%)
40,000	Alpha Natural Resources, Inc. *	1,735,200
91,000	Arena Resources, Inc. *	3,923,920
33,050	Atlas Energy, Inc.	997,118
16,000	Atwood Oceanics, Inc. *	573,600
20,000	Core Laboratories N.V.	2,362,400
22,800	FMC Technologies, Inc. *	1,318,752
46,000	Forest Oil Corp. *	1,023,500
62,800	Frontier Oil Corp.	756,112
47,000	Oceaneering International, Inc. *	2,750,440
95,800	Penn Virginia Corp.	2,039,582
14,000	Quicksilver Resources, Inc. *	210,140
80,700	Range Resources Corp.	4,022,895
35,000	Suncor Energy, Inc.	1,235,850
37,000	Superior Energy Services, Inc. *	898,730
42,000	World Fuel Services Corp.	1,125,180
		24,973,419

	FINANCIALS (4.9%)
7,400	Affiliated Managers Group, Inc. *	498,390
54,300	Arch Capital Group Ltd. *	3,885,165
10,000	Bancolombia S.A. ADR	455,100
29,500	Bank of Hawaii Corp.	1,388,270

Shares		Value
11,400	BlackRock, Inc.	$2,647,080
12,642	Commerce Bancshares, Inc.	489,498
3,000	Credicorp Ltd.	231,060
24,000	Eaton Vance Corp.	729,840
74,000	EZCORP, Inc. Class A *	1,273,540
30,800	First Cash Financial Services, Inc. *	683,452
7,916	First Financial Bankshares, Inc.	429,285
45,300	ProAssurance Corp. *	2,433,063
22,400	Reinsurance Group of America, Inc.	1,067,360
47,200	RLI Corp.	2,513,400
91,000	Stifel Financial Corp. *	5,390,840
		24,115,343

	HEALTH CARE (14.5%)
107,000	Alexion Pharmaceuticals, Inc. *	5,223,740
25,500	AMAG Pharmaceuticals, Inc. *	969,765
58,333	Amedisys, Inc. *	2,832,650
99,000	Auxilium Pharmaceuticals, Inc. *	2,968,020
12,600	Bard (C.R.), Inc.	981,540
40,000	Bio-Rad Laboratories, Inc. Class A *	3,858,400
54,700	Catalyst Health Solutions, Inc. *	1,994,909
31,589	Celgene Corp. *	1,758,876
7,400	Computer Programs & Systems, Inc.	340,770
9,000	Covance, Inc. *	491,130
4,000	DENTSPLY International, Inc.	140,680
64,000	Edwards Lifesciences Corp. *	5,558,400
20,000	Emergency Medical Services Corp. Class A *	1,083,000
19,200	Gentiva Health Services, Inc. *	518,592
68,500	Haemonetics Corp. *	3,777,775
34,000	Henry Schein, Inc. *	1,788,400
5,300	HMS Holdings Corp. *	258,057
47,000	ICON PLC ADR *	1,021,310
46,800	IDEXX Laboratories, Inc. *	2,500,992
18,400	Intuitive Surgical, Inc. *	5,581,088
87,000	Life Technologies Corp. *	4,544,010
46,000	Masimo Corp. *	1,399,320
113,800	Meridian Bioscience, Inc.	2,452,390
94,900	NuVasive, Inc. *	3,034,902
58,000	Owens & Minor, Inc.	2,489,940
16,000	Perrigo Co.	637,440
100,000	PSS World Medical, Inc. *	2,257,000
26,000	Quality Systems, Inc.	1,632,540
37,000	Sun Healthcare Group, Inc. *	339,290
33,200	Techne Corp.	2,276,192
24,600	Thermo Fisher Scientific, Inc. *	1,173,174
30,800	United Therapeutics Corp. *	1,621,620
22,400	Varian, Inc. *	1,154,496
84,000	West Pharmaceutical Services, Inc.	3,292,800
		71,953,208

	INDUSTRIALS (26.0%)
27,000	Actuant Corp. Class A	500,310
89,200	Acuity Brands, Inc.	3,179,088
18,000	Alliant Techsystems, Inc. *	1,588,860
10,500	Ameron International Corp.	666,330
87,700	AMETEK, Inc.	3,353,648
4,000	Ampco-Pittsburgh Corp.	126,120
30,750	Applied Industrial Technologies, Inc.	678,652
103,000	AZZ, Inc. *	3,368,100
36,700	Badger Meter, Inc.	1,461,394

1

Value Line Emerging Opportunities Fund, Inc.

December 31, 2009

Shares		Value
33,000	Barnes Group, Inc.	$557,700
88,000	BE Aerospace, Inc. *	2,068,000
13,000	Brink’s Co. (The)	316,420
60,000	Bucyrus International, Inc.	3,382,200
11,600	C.H. Robinson Worldwide, Inc.	681,268
15,600	Carlisle Companies, Inc.	534,456
65,000	CLARCOR, Inc.	2,108,600
60,800	Clean Harbors, Inc. *	3,624,288
53,000	Copart, Inc. *	1,941,390
131,900	Corrections Corp. of America *	3,238,145
83,000	Covanta Holding Corp. *	1,501,470
102,000	EMCOR Group, Inc. *	2,743,800
81,000	EnerSys *	1,771,470
79,200	Esterline Technologies Corp. *	3,228,984
28,000	Flowserve Corp.	2,646,840
21,000	Foster Wheeler AG *	618,240
83,000	FTI Consulting, Inc. *	3,914,280
9,000	Fuel Tech, Inc. *	73,530
79,400	Gardner Denver, Inc.	3,378,470
74,700	Genesee & Wyoming, Inc. Class A *	2,438,208
134,900	Geo Group, Inc. (The) *	2,951,612
6,400	Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR	331,584
13,000	Harsco Corp.	418,990
47,000	HEICO Corp.	2,083,510
126,400	HUB Group, Inc. Class A *	3,391,312
100,000	Hunt (J.B.) Transport Services, Inc.	3,227,000
54,400	IDEX Corp.	1,694,560
36,700	IHS, Inc. Class A *	2,011,527
78,000	Kansas City Southern *	2,596,620
29,500	Kaydon Corp.	1,054,920
92,400	Kirby Corp. *	3,218,292
101,600	Lennox International, Inc.	3,966,464
44,400	Lincoln Electric Holdings, Inc.	2,373,624
116,000	Manitowoc Company, Inc. (The)	1,156,520
10,800	Michael Baker Corp. *	447,120
44,000	Middleby Corp. (The) *	2,156,880
43,025	Moog, Inc. Class A *	1,257,621
44,000	Nordson Corp.	2,691,920
35,920	Quanta Services, Inc. *	748,573
58,000	Regal-Beloit Corp.	3,012,520
22,500	Republic Services, Inc.	636,975
111,600	Ritchie Bros. Auctioneers, Inc.	2,503,188
55,000	Robbins & Myers, Inc.	1,293,600
43,200	Roper Industries, Inc.	2,262,384
21,000	Snap-on, Inc.	887,460
55,100	Stanley, Inc. *	1,510,291
73,600	Stericycle, Inc. *	4,060,512
5,600	Tennant Co.	146,664
7,700	Toro Co. (The)	321,937
104,865	URS Corp. *	4,668,590
43,600	Valmont Industries, Inc.	3,420,420
58,000	Wabtec Corp.	2,368,720
108,000	Waste Connections, Inc. *	3,600,720
57,300	Watson Wyatt Worldwide, Inc. Class A	2,722,896
104,600	Woodward Governor Co.	2,695,542
		129,581,329

	INFORMATION TECHNOLOGY (14.9%)
60,600	Advent Software, Inc. *	2,468,238
27,000	Alliance Data Systems Corp. *	1,743,930

Shares		Value
78,000	Amphenol Corp. Class A	$3,602,040
104,726	ANSYS, Inc. *	4,551,392
9,000	ArcSight, Inc. *	230,220
135,000	Atheros Communications, Inc. *	4,622,400
74,000	Blackbaud, Inc.	1,748,620
72,000	Blackboard, Inc. *	3,268,080
55,200	Cognizant Technology Solutions Corp. Class A *	2,500,560
117,000	Concur Technologies, Inc. *	5,001,750
153,000	CyberSource Corp. *	3,076,830
44,950	Diodes, Inc. *	919,228
29,000	Dolby Laboratories, Inc. Class A *	1,384,170
50,700	Equinix, Inc. *	5,381,805
52,050	FactSet Research Systems, Inc.	3,428,533
33,000	FLIR Systems, Inc. *	1,079,760
24,000	Global Payments, Inc.	1,292,640
54,000	Hewitt Associates, Inc. Class A *	2,282,040
180,000	Informatica Corp. *	4,654,800
35,700	Itron, Inc. *	2,412,249
50,000	Lawson Software, Inc. *	332,500
29,800	ManTech International Corp. Class A *	1,438,744
47,200	MICROS Systems, Inc. *	1,464,616
92,000	Nuance Communications, Inc. *	1,429,680
18,000	Rackspace Hosting, Inc. *	375,300
1,800	Rofin-Sinar Technologies, Inc. *	42,498
60,000	Salesforce.com, Inc. *	4,426,200
90,000	Sybase, Inc. *	3,906,000
22,000	Teradata Corp. *	691,460
49,600	Trimble Navigation Ltd. *	1,249,920
26,000	VistaPrint NV *	1,473,160
45,000	Wright Express Corp. *	1,433,700
		73,913,063

	MATERIALS (6.2%)
50,700	Airgas, Inc.	2,413,320
28,000	Albemarle Corp.	1,018,360
99,200	AptarGroup, Inc.	3,545,408
92,000	Calgon Carbon Corp. *	1,278,800
48,800	Cliffs Natural Resources, Inc.	2,249,192
12,400	Ecolab, Inc.	552,792
18,000	FMC Corp.	1,003,680
61,600	Greif, Inc. Class A	3,325,168
74,000	Koppers Holdings, Inc.	2,252,560
56,200	LSB Industries, Inc. *	792,420
32,000	Lubrizol Corp. (The)	2,334,400
16,000	NewMarket Corp.	1,836,320
8,000	Praxair, Inc.	642,480
58,000	Sigma-Aldrich Corp.	2,930,740
44,200	Silgan Holdings, Inc.	2,558,296
60,000	Sociedad Quimica y Minera de Chile S.A. ADR	2,254,200
		30,988,136

	TELECOMMUNICATION SERVICES (2.8%)
93,000	Alaska Communications Systems Group, Inc.	742,140
60,417	American Tower Corp. Class A *	2,610,619
8,681	Brasil Telecom S.A. ADR	298,709
69,929	Brasil Telecom S.A. ADR Preferred Shares *	1,745,732
43,008	Crown Castle International Corp. *	1,679,032

2

Value Line Emerging Opportunities Fund, Inc.

Schedule of Investments (unaudited)

Shares		Value
59,000	Premiere Global Services, Inc. *	$486,750
110,000	SBA Communications Corp. Class A *	3,757,600
161,000	TW Telecom, Inc. *	2,759,540
		14,080,122

	UTILITIES (2.3%)
32,200	AGL Resources, Inc.	1,174,334
1,300	American States Water Co.	46,033
24,000	California Water Service Group	883,680
35,000	Cia de Saneamento Basico do Estado de Sao Paulo ADR	1,369,200
51,000	ITC Holdings Corp.	2,656,590
33,600	Northwest Natural Gas Co.	1,513,344
6,000	Ormat Technologies, Inc.	227,040
94,400	South Jersey Industries, Inc.	3,604,192
		11,474,413

	TOTAL COMMON STOCKS AND TOTAL INVESTMENT SECURITIES (1) (92.8%) (Cost $372,556,246)	461,941,425

Principal Amount		Value

SHORT-TERM INVESTMENTS (7.3%)

	U.S. GOVERNMENT AGENCY OBLIGATIONS (6.6%)
$9,000,000	Federal Home Loan Mortgage Corp. Discount Notes, 0.08%, 1/26/10 (2)	8,999,688
9,000,000	Federal National Mortgage Association Discount Notes, 0.08%, 3/10/10 (2)	8,998,470
10,000,000	Federal National Mortgage Association Discount Notes, 0.08%, 2/16/10 (2)	9,999,361
5,000,000	Federal National Mortgage Association Discount Notes, 0.01%, 1/8/10 (2)	4,999,990
		32,997,509

	REPURCHASE AGREEMENTS (3) (0.7%)
3,500,000	With Morgan Stanley, 0.00%, dated 12/31/09, due 1/04/10, delivery value $3,500,000 (collateralized by $3,560,000 U.S. Treasury Notes 1.125%, due 6/30/11, with a value of $3,575,019)	3,500,000

	TOTAL SHORT-TERM INVESTMENTS (4) (Cost $36,497,509)	36,497,509

EXCESS OF LIABILITIES OVER CASH AND OTHER ASSETS (-0.1%)		(501,932)
NET ASSETS (5) (100%)		$497,937,002

NET ASSET VALUE OFFERING AND REDEMPTION PRICE, PER OUTSTANDING SHARE ($497,937,002 ÷ 19,220,579 shares outstanding)		$25.91

*	Non-income producing.
(1)	Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs established by FASB ASC 820-10, Fair Value Measurements and Disclosures.
(2)	The rate shown on discount securities represents the yield or rate as of December 31, 2009.
(3)	The Fund’s custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest.
(4)	Values determined based on Level 2 inputs established by FASB ASC 820-10, Fair Value Measurements and Disclosures.
(5)
For federal income tax purposes, the aggregate cost was $409,053,755, aggregate gross unrealized appreciation was $113,359,314, aggregate gross unrealized depreciation was $23,974,135 and the net unrealized appreciation was $89,385,179.

ADR	American Depositary Receipt.

3

In accordance with FASB ASC 820-10, Fair Value Measurements and Disclosures, (formerly Statement of Financial Accounting Standards (“SFAS”) No. 157), the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (level 3 measurements). FASB ASC 820-10-35-39 to 55 provides three levels of the fair value hierarchy as follows:

●	Level 1: Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

●	Level 2: Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

●	Level 3: Inputs that are unobservable.

In April 2009, the Fund adopted the authoritative guidance included in FASB ASC 820-10, Fair Value Measurements and Disclosures, on determining fair value when the volume and level of activity for the asset or liability have significantly decreased and identifying transactions that are not orderly (formerly FSP FAS 157-4). FASB ASC 820-10-35-51A to 51H indicates that if an entity determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value. Valuation techniques such as an income approach might be appropriate to supplement or replace a market approach in those circumstances. It provides a list of factors to determine whether there has been a significant decrease in relation to normal market activity. Regardless, however, of the valuation technique and inputs used, the objective for the fair value measurement in those circumstances is unchanged from what it would be if markets were operating at normal activity levels and/or transactions were orderly; that is, to determine the current exit price as promulgated by FASB ASC 820-10. The guidance also requires additional disclosures regarding inputs and valuation techniques used, change in valuation techniques and related inputs, if any, and more disaggregated information relating to debt and equity securities.

The following is a summary of the inputs used as of December 31, 2009 in valuing the Fund’s investments carried at value:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$461,941,425	$0	$0	$461,941,425
Short-Term Investments	0	36,497,509	0	36,497,509

Total Investments in Securities	$461,941,425	$36,497,509	$0	$498,438,934

Item 2. Controls and Procedures.
(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c)) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)
The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits:
(a) Certifications of principal executive officer and principal financial officer of the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By	/s/ Mitchell E. Appel
Mitchell E. Appel, President

Date:	February 16, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President, Principal Executive Officer

By:	/s/ Emily D. Washington
Emily D. Washington, Treasurer, Principal Financial Officer

Date:	February 16, 2010